Business Segment, Geographic, and Concentration Risk Information - Summary of Revenue by Geographical Segment (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total revenue:
Total consolidated revenue	$ 23,170	$ 15,438	$ 20,551	$ 13,944
United States
Total revenue:
Total consolidated revenue	11,056	2,575	3,573	3,270
India
Total revenue:
Total consolidated revenue	5,275	5,364	7,803	4,914
Austria
Total revenue:
Total consolidated revenue	2,682	4,698	5,197	2,323
China
Total revenue:
Total consolidated revenue	1,767	1,627	2,338	2,366
Taiwan
Total revenue:
Total consolidated revenue	500			84
Other Foreign Countries
Total revenue:
Total consolidated revenue	$ 1,890	$ 1,174	$ 1,640	$ 987